UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23159

GRIFFIN INSTITUTIONAL ACCESS CREDIT FUND
(Exact name of registrant as specified in charter)

Griffin Capital Plaza, 1520 E. Grand Avenue
El Segundo, CA 90245
(Address of principal executive offices) (Zip code)

310.469.6100
(Registrant’s telephone number, including area code)

ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203
(Name and address of agent for service)

Copy to:

Terrence O. Davis, Esq.
Holland & Knight, LLP
1180 West Peachtree Street, N.W.
One Atlantic Center, Suite 1800
Atlanta, GA 30309

Date of fiscal year end: December 31

Date of reporting period: July 1, 2016 - June 30, 2017

Item 1 – Proxy Voting Record.

GRIFFIN INSTITUTIONAL ACCESS CREDIT FUND

Company	Ticker	CUSIP	Meeting Date	A brief identification of the matter voted on	Proposed by Issuer or Security Holder	Voted	Vote Cast	With or Against Management

Cirque Du Soleil	N/A	C000TCO29TB01	6/22/2017	Repricing of the current Term Loan	Issuer	Consent and Cashless Roll	Yes	With
Internet Brands 2nd Lien	N/A	I0008S037TB02	8/15/2017	Repricing of the current Term Loan	Issuer	Consent and Cashless Roll	Yes	With
Polyconcept	N/A	P0007A056TB01	8/8/2017	Repricing of the current Term Loan	Issuer	Consent and Cashless Roll	Yes	With
StandardAero Aviation Holdings, Inc.	N/A	S0009A044TB01	7/25/2017	Amendment to allow an acquisiotion of Vector Aerospace.	Issuer	Consent	Yes	With

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Griffin Institutional Access Credit Fund

By:	/s/ Kevin Shields
Kevin Shields
President

Date:	August 22, 2017